Trade receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ 740	¥ 0
Trade receivables [member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	740	0
Provision on Impairment [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ 0	¥ 0